FINANCIAL INSTRUMENTS - Concentrations of Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Vessels	Dec. 31, 2013	Jul. 26, 2013
Concentration of risks:
Line of Credit Facility, Maximum Borrowing Capacity	$ 858,500,000
Investments, ownership percentage	100.00%
Vessels Delivered	7
Supplier Concentration Risk [Member]
Concentration of risks:
Number of newbuildings	4
Supplier Concentration Risk [Member] | Samsung
Concentration of risks:
Number of newbuildings	3
Supplier Concentration Risk [Member] | Hyundai
Concentration of risks:
Number of newbuildings	1
Golar LNG Partners
Concentration of risks:
Investments, ownership percentage	41.40%
Aggregate ownership interest	801,000,000
Golar LNG Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate	9
Line of credit | $1.125 billion newbuild facility | Secured debt
Concentration of risks:
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,125,000,000.000	$ 266,400,000	$ 1,125,000,000.000
Share Repurchase Forward Swap [Member]
Concentration of risks:
Share Repurchase Agreement, Collateral Required, Percentage of Total Purchase Price	20.00%